WARRANTS (Details 1) - Warrants [Member] - $ / shares	6 Months Ended
	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Outstanding, beginning period	76,369,112
Issuances	14,010,000
Exercises	(21,583,333)
Forfeitures/cancellations	(34,728,593)
Outstanding, ending period	34,067,186
Weighted Average Price	$ 0.0155	$ 0.0057	$ 0.09	$ 0.71